Share-Based Compensation to Employees (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Retirement Benefits [Abstract]
Number of shares | shares
Number of shares Granted | shares	1,593,000
Number of shares Forfeited or canceled | shares	(24,000)
Number of shares Vested | shares	1,567,000
Number of shares Balance | shares	2,000
Weighted average grant date fair value | $ / shares
Weighted average grant date fair value Granted | $ / shares	3.43
Weighted average grant date fair value Forfeited or canceled | $ / shares	3.23
Weighted average grant date fair value Vested | $ / shares	3.43
Weighted average grant date fair value | $ / shares	$ 3.01